Earnings/ (Loss) per Common Share - Calculation per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income/ (loss)	$ 13,047	$ (58,592)	$ (3,798)
Dividend declared on preferred shares Series B	(108)	(108)	(108)
Dividend declared on Series D preferred shares	(642)	(91)	0
Dividend declared on restricted shares	(385)	(105)	0
Undistributed income/ (loss) attributable to Series C participating preferred shares	(541)	3,206	622
Income / (loss) attributable to common stockholders	11,371	(55,690)	(3,284)
Undistributed income/ (loss) attributable to Series C participating preferred shares	541	0	0
Net income/ ( loss) attributable to common stockholders, diluted	$ 11,912	$ (55,690)	$ (3,284)
Denominator:
Denominator for basic net income / (loss) per share - weighted average shares	147,606,448	98,085,189	40,517,413
Series A preferred stock	1,200,000	0	0
Series C preferred stock	7,676,000	0	0
Denominator for diluted net income/ (loss) per share - adjusted weighted average shares	156,482,448	98,085,189	40,517,413
Basic net income / (loss) per share	$ 0.08	$ (0.57)	$ (0.08)
Diluted net income / (loss) per share	$ 0.08	$ (0.57)	$ (0.08)